Investments - Teekay Tankers - Principal Maritime - Additional Information (Detail) shares in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 Vessel	Dec. 31, 2015 USD ($) Vessel shares
Teekay Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares		7.2
Number of common shares issued, non cash consideration		$ 49,300,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	12
Number of vessels acquired | Vessel		12
Aggregate purchase price		$ 661,300,000
Aggregate purchase price, cash		612,000,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Due January 29, 2016 [Member]
Net Investment Income [Line Items]
Loan facility, amount		$ 397,200,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares		13.6
Net proceeds from common stock		$ 90,600,000
Teekay Parent [Member] | Class A [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares		4.5